Risk and Capital Management - Summary of Liquidity Indicators (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of liquidity risk indicators [abstract]
Present value of financial assets	R$ 1,411,089	R$ 1,381,769